Accounts Receivable, Net - Summary of Credit Loss Provision Related to Accounts Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance		¥ (922)
Impact of adoption to ASC 326		(3,122)
Balance at beginning of the year	¥ (4,449)	(922)
Current year provision	(715)	(1,907)
Current year reversal	2,868	1,502
Balance at end of the year	(2,296)	(4,449)	(922)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance at beginning of the year	¥ (4,449)	(4,044)	(922)
Balance at end of the year		¥ (4,449)	¥ (4,044)